K. Net Income (Loss) Per Common Share (restated) (Tables)	12 Months Ended
Sep. 30, 2012
K. Net Income Loss Per Common Share Restated Tables
Schedule of basic income (loss) per share

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474

Net income (loss) per share – basic	$0.03	$0.01

Schedule of restated basic income (loss) per share

	Weighted-average		Weighted-average
	Number of	Net	Number of	Net
Common stock and participating shares	shares	income	shares	income
Common stock	61,593	$856	59,474	$149
Participating common stock warrants	59,150	$822	51,150	$148
Participating series B preferred stock	526	$7	526	$1
Participating series B preferred warrants	896	$12	896	$2
	122,165	$1,698	112,046	$299
Numerator:
Weighted-average net income (loss)		$856		$149
Denominator:
Weighted-average number of basic shares	61,593		59,474
Basic net income (loss) per share		$0.01		$0.00

Schedule of diluted income (loss) per share

	Fiscal year ended September 30,
	2012	2011
Numerator:
Net income (loss)	$1,698	$299

Denominator:
Weighted-average number of shares – basic	61,593	59,474
Dilutive securities – equity awards	11,156	22,828
Weighted-average number of shares – diluted	72,749	82,302

Net income (loss) per share – diluted	$0.02	$0.00

Schedule of restated diluted income (loss) per share
	Fiscal year ended September 30, 2012			Fiscal year ended September 30, 2011
Net income (loss)		$1,698			$299
Less gain (loss) on warrant liability:
Participating common warrants		$3,859			$3,553
Undistributed net income (loss)		$(2,161)			$(3,254)

Common stock and common stock equivalents in order of dilutive effect	Outstanding	Incremental Dilutive shares	Diluted shares	Outstanding	Incremental Dilutive shares *	Diluted shares
Common stock	61,593		61,593	59,474		59,474
Participating common warrants	59,150	9,448	9,448	59,150	26,388	26,388
Participating preferred warrants	896	869	**	896	879	**
Series B preferred shares	526	526	**	526	526	**
Common stock options	9,474	240	**	8,943	1,497	**
Non-participating common stock warrants	2,983	75	**	1,890	476	**
			71,041			85,862
Numerator:
Weighted-average net income (loss)		$(2,161)			$(3,254)
Denominator:
Weighted-average number of basic shares		71,041			85,862
Diluted net income (loss) per share		$(0.03)			$(0.04)